Assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Cost and Amortization of Software and Licenses

The following table presents the cost and respective amortization of software and licenses held by Orphazyme.  The foreign currency effect is immaterial:

DKK 000	Software	Licenses	Total
Cost at December 31, 2018	—	11,575	11,575
Additions	—	508	508
Cost at December 31, 2019	—	12,083	12,083
Additions	2,736	—	2,736
Cost at December 31, 2020	2,736	12,083	14,819

Accumulated amortization at December 31, 2018	—	831	831
Amortization expense	—	713	713
Accumulated amortization at December 31, 2019	—	1,544	1,544
Amortization expense	109	712	821
Accumulated amortization at December 31, 2020	109	2,256	2,365

Net carrying value at
December 31, 2019	—	10,539	10,539
December 31, 2020	2,627	9,827	12,454

Summary of Carrying Amounts of Right-of-use Assets Recognized and Movements

The following table presents the carrying amounts of right-of-use assets recognized and the movements during the period:

	Office	Operating
DKK 000	buildings	equipment	Total
At January 1, 2019	13,006	—	13,006
Additions	—	4,008	4,008
Depreciation expense	(1,858)	(200)	(2,058)
Modifications	(1,053)	—	(1,053)
At December 31, 2019	10,095	3,808	13,903
Additions	3,963	—	3,963
Depreciation expense	(2,606)	(401)	(3,007)
Exchange rate adjustments	0	—	0
At December 31, 2020	11,452	3,407	14,859

Summary of Carrying Amounts of Lease Liabilities and Movements

The following table presents the carrying amounts of lease liabilities and the movements during the period:

DKK 000	2020	2019
At January 1	12,689	13,006
Additions	3,963	4,008
Accretion of interest	567	351
Payments	(3,678)	(3,838)
Exchange rate adjustments	(7)	—
Modifications	—	(838)
At December 31	13,534	12,689
Current	3,657	2,876
Non-current	9,877	9,813

Summary of Amounts Recognized in Statement of Profit or Loss

The following amounts are recognized in the Statement of Profit or Loss:

DKK 000	2020	2019	2018
Depreciation expense of right-of-use assets (R&D)	2,441	1,847	—
Depreciation expense of right-of-use assets (G&A)	566	211	—
Interest expense on lease liabilities	567	351	—
Loss on lease modification	—	216	—
Total amount recognized in the Statement of Profit or Loss	3,574	2,625	—

Summary of Property, Plant and Equipment

The following table presents the Company’s Property, plant and equipment as of the years presented:

	Furniture
	and	Leasehold
DKK 000	equipment	improvements	Total
Cost at December 31, 2018	4,419	402	4,821
Additions	1,113	1,664	2,777
Disposals	—	—	—
Cost at December 31, 2019	5,532	2,066	7,598
Additions	1,840	525	2,365
Cost at December 31, 2020	7,372	2,591	9,963

Accumulated depreciation at December 31, 2018	2,761	120	2,881
Depreciation expense	852	180	1,032
Accumulated depreciation at December 31, 2019	3,613	300	3,913
Depreciation expense	1,004	367	1,371
Exchange rate adjustments	(8)	—	(8)
Accumulated depreciation at December 31, 2020	4,609	667	5,276

Net carrying value at
December 31, 2019	1,919	1,766	3,685
December 31, 2020	2,763	1,924	4,687

Summary of Depreciation Expense Within Operating Loss	Depreciation expense is included within operating loss as follows:

DKK 000	2020	2019	2018
Research and development expenses	887	544	580
General and administrative expenses	484	489	74
Total depreciation expense	1,371	1,033	654

Summary of Non-current Prepayments and Deposits

The following items comprised non-current prepayments and deposits as of December 31:

DKK 000	2020	2019
Deposits with vendors	500	295
Prepayments to vendors	280	465
Leasehold deposit	1,234	892
Total non-current prepayments and deposits	2,014	1,652

Current prepayments and other receivables are specified below:

DKK 000	2020	2019
Prepayments to vendors	38,281	13,355
Grant income receivable	81	357
VAT receivable, net	10,333	2,521
Foreign VAT receivable	1,304	1,304
Other current receivables	1,236	1,600
Total current prepayments and other receivables	51,235	19,137

Summary of Group's Financial Liabilities

The Group’s financial liabilities comprise the following as of the years ended December 31:

DKK 000	2020	2019
Borrowings	57,180	62,824
Lease liabilities (Note 3.2)	13,534	12,689
Trade payables	29,937	1,093
Accruals	42,198	31,297
Total liabilities measured at amortized cost	142,849	107,903

Schedule of Inputs Used in Valuation of Call Option and Estimated Fair Value of Loan Agreement	The table below shows the inputs used in the valuation of the call option and the estimated fair value at year-end December 31.

Call option on Facilitation Fee	Dec 2020	Dec 2019
Fair value of call option	838	1,595
Dividend yield (%)	—	—
Expected volatility (%)	54%	57%
Risk-free interest rate (%)	(0.61)%	(0.63)%
Expected life (years)	2.2	3.2
Share price (DKK)	67.1	72.4

Schedule of Maturities of Financial Liabilities

The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

	Less	Between	Between	Total
	than	1 and 2	2 and 5	contractual	Carrying
DKK 000	12 months	years	years	cash flows	amount
Non-derivatives
Trade payables and accruals	72,135	—	—	72,135	72,135
Borrowings	30,126	30,126	4,524	64,776	57,179
Lease liabilities	4,323	4,297	6,418	15,038	13,534
Total non-derivatives	106,584	34,423	10,942	151,949	142,848
Derivatives (Borrowings)	838			838	838
Total derivatives	838			838	838

Changes in Liabilities Arising from Financing Activities

Total changes in liabilities arising from financing activities are comprised as follows:

			Non-cash changes
DKK 000	December 31, 2019	Cash flows	Additions	Adjustments and modifications	Accumulated interest	Exchange rate adjustments	December 31, 2020
Borrowings	62,824	(16,349)	—	750	9,921	33	57,179
Lease liabilities	12,689	(3,678)	3,963	—	567	(7)	13,534
Total liabilities from financing activities	75,513	(20,027)	3,963	750	10,488	26	70,713

			Non-cash changes
DKK 000	December 31, 2018	Cash flows	Additions	Adjustments and modifications	Accumulated interest	Exchange rate adjustments	December 31, 2019
Borrowings	61,543	(2,185)	—	(1,324)	4,917	(127)	62,824
Lease liabilities	—	(3,838)	17,014	(838)	351	—	12,689
Total liabilities from financing activities	61,543	(6,023)	17,014	(2,162)	5,268	(127)	75,513

Schedule Total Current Other Liabilities

Total current other liabilities are comprised of the following as of the years ended December 31:

DKK 000	2020	2019
Deferred grant income	—	95
Remuneration to the Board of Directors	2,840	1,535
Payroll and employee-related costs	50,487	16,279
Total current other liabilities	53,327	17,909

Schedule Total Non-current Other Liabilities

In addition, the Group has the following total other non-current liabilities as of the years ended December 31:

DKK 000	2020	2019
Accrual for milestone payment to vendor	1,179	65
Phantom shares liability to employees	455	313
Total non-current other liabilities	1,634	378

Schedule of Cash Balance Denominated in Foreign Currencies

The Group’s cash balance denominated in foreign currencies were as follows as of the years ended December 31:

DKK 000	2020	2019
DKK	483,862	89,155
USD	241,353	14,309
EUR	644	20,083
CHF	18	—
GBP	1,052	41
Total cash	726,929	123,588